Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Disclosure of Shareholders Explanatory [Abstract]
Shareholders’ equity
13.	Shareholders’ equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2022 or December 31, 2021.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage, as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company’s approach to capital management during 2022. The Company considers its capital to be share capital, stock-based compensation, warrants, contributed surplus and deficit. The Company is not subject to externally imposed capital requirements.

a)	Equity financings

During the first quarter of 2021, the Company entered into an agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$75 million in value of common shares of the Company. This program was in effect until the Company’s US$775 million Shelf Registration Statement, that expired in December 2022, was replaced with a new US$750 million the same month. Subsequent to the year end, a US$100 million prospectus supplement was filed and the program was renewed at that time.In 2021, the Company issued 2,242,112 shares, at an average selling price of $22.71 per share, for net proceeds of $49.9 million under the Company’s At-The-Market offering. In 2022, the Company issued 998,629 shares, at an average selling price of $22.82 per share, for net proceeds of $22.3 million under the Company’s At-The-Market offering.

Subsequent to December 31, 2022, the Company entered into a new agreement with two securities dealers, for an At-The-Market offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in 2025. Subsequent to December 31, 2022, the Company issued 313,666 shares, at an average selling price of $18.26 per share, for net proceeds of $5.6 million under the Company’s At-The-Market offering.

In December 2022, the Company issued a total of 675,400 flow-through common shares at an average $22.24 per common share for aggregate gross proceeds of $15.0 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2022. At the time of issuance of the flow-through shares, $4.2 million premium was recognized as a liability on the consolidated statements of financial position.

In June 2021, the Company issued 350,000 flow-through common shares at $28.06 per common share for aggregate gross proceeds of $9.8 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2021. At the time of issuance of the flow-through shares, $1.5 million premium was recognized as a liability on the consolidated statements of financial position. During 2021, the Company incurred $1.1 million of qualifying exploration expenditures and $0.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During 2022, the Company incurred $8.7 million of qualifying exploration expenditures and the remaining $1.3 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

In June 2020, the Company issued 345,000 flow-through common shares at $32.94 per common share for aggregate gross proceeds of $11.4 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2020. In accordance with draft legislation released on December 16, 2020 in relation to the COVID-19 pandemic, a 12-month extension was provided to the normal timelines in which the qualifying exploration expenditures should be incurred. At the time of issuance of the flow-through shares, $3.9 million premium was recognized as a liability on the consolidated statements of financial position. During 2020, the Company incurred $4.7 million of qualifying exploration expenditures and $1.6 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During 2021, the Company incurred $6.5 million of qualifying exploration expenditures and $2.2 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss). During the first quarter of 2022, the Company incurred $0.2 million of qualifying exploration expenditures and the remaining $0.1 million of the premium was recognized through other income on the consolidated statements of operations and comprehensive income (loss).

b)	Stock options and restricted share units

The Company provides compensation to directors and employees in the form of stock options and RSUs. Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity. Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655
Exercisable at December 31, 2022	477,500

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	173,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	173,800	572	8,697
Exercisable at December 31, 2021	1,023,334

The outstanding share options at December 31, 2022 expire at various dates between October 2023 and June 2024. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2022 is as follows:

	Options Outstanding		Options Exercisable
Exercise price	Number outstanding	Remaining contractual life	Number Exercisable
$16.94	50,000	10 months	50,000
$15.46	377,500	1 year	377,500
$17.72	50,000	1 year 6 months	50,000
	477,500		477,500

During the year ended December 31, 2022, 540,834 options were exercised (2021 - 1,585,501) for proceeds of $3.9 million (2021 - $17.7 million) and 148,800 RSUs vested (2021 - 135,400). In total, 689,634 common shares were issued (2021 - 1,720,951). The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2022 was $18.74 (2021 - $22.39).

In December 2022, 310,266 RSUs were granted. Of these, 37,500 RSUs were granted to Board members, 232,266 RSUs were granted to members of senior management, and the remaining 40,500 RSUs were granted to other employees of the Company. The fair value of the grants, of $5.1 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period ranges from six months to three years from the date of the grant and is dependent on certain corporate objectives being met. Of the $5.1 million fair value of the grants, $0.1 million was amortized during the fourth quarter of 2022, and the remaining $5.0 million will be amortized over the remaining estimated service periods of the respective tranches.

During the third quarter of 2022, 10,000 RSUs were granted to a Board member. Half of the RSUs vest on the first anniversary of the appointment and the remaining half on the second anniversary. The fair value of the grants, of $0.2 million, was estimated as at the grant date to be amortized over the expected service period of the grants. As at December 31, 2022, $0.1 million of the fair value of the grants was amortized.

In December 2021, 123,800 RSUs were granted. Of these, 28,000 RSUs were granted to Board members, 75,200 RSUs were granted to members of senior management, and the remaining 20,600 RSUs were granted to other employees of the Company. The fair value of the grants, of $2.6 million, was estimated as at the grant date to be amortized over the expected service period of the grants. The expected service period of approximately four months from the date of the grant was dependent on certain corporate objectives being met. Of the $2.6 million fair value of the grants, $0.4 million was amortized during the fourth quarter 2021, and the remaining $2.2 million was amortized during the first quarter of 2022. During the second quarter of 2022, 128,800 RSUs were vested and 119,800 RSUs were exchanged for common shares of the Company.

During the third and fourth quarter of 2021, 40,000 RSUs were granted to three new members of senior management. Half of the RSUs vest on the first anniversary of employment and the remaining half on the second anniversary. The fair value of the grants, of $0.9 million, was estimated at the grant date to be amortized over the expected service period of the grants. In 2022, 20,000 RSUs were vested, and as at December 31, 2022, $0.7 million of the fair value of the grants was amortized.

During the second quarter of 2021, 10,000 RSUs were granted to a Board member. Half of the RSUs vested on the first anniversary of the appointment and the remaining half will vest on the second anniversary. The fair value of the grants, of $0.2 million, was estimated as at the grant date to be amortized over the expected service period of the grants. During the second quarter of 2022, 5,000 RSUs were vested, and as at December 31, 2022, $0.2 million of the fair value of the grants was amortized.

c)	Basic and diluted net income (loss) per common share

Basic and diluted net loss attributable to common shareholders of the Company for the year ended December 31, 2022 was $7.4 million (2021 - $0.9 million net income).

Earnings per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method. The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings per common share for the following periods:

($000s)	December 31, 2022	December 31, 2021
Weighted average number of common shares outstanding	80,058,861	76,413,554
Dilutive effect of options	-	1,023,334
Dilutive effect of RSUs	-	163,800
	80,058,861	77,600,688

For the year ended December 31, 2022, 427,500 stock options and 345,266 RSUs were not included in the calculation of diluted earnings per share since to include them would be anti-dilutive.